Prepayment and Other Current Assets - Schedule of prepayment and other current assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayment and Other Current Assets [Abstract]
Deferred expenses for learning services	¥ 45,683		¥ 43,202
Prepayment for promotion fees	39,955		42,696
Prepayment for value-added taxes	31,765		38,315
Loans to third parties	26,424
Prepayment for content fees	8,785		9,543
Prepayment for share repurchases	8,370
Prepaid sales commission	8,277		2,263
Prepayment for technical support fees	7,762
Prepayment for rental expenses	2,213		7,247
Others	28,543		39,311
Total	¥ 207,777	$ 30,124	¥ 182,577